Total Invested Assets and Related Net Investment Income - Hedge Ineffectiveness (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Gains (losses) on the hedged items attributable to the hedged risk	$ (209)	$ 71
Gains (losses) on the hedging derivatives	207	(64)
Net ineffectiveness on fair value hedges	$ (2)	$ 7